Quarterly Holdings Report
for

Fidelity® Large Cap Value Index Fund

January 31, 2020

LC2-QTLY-0320
1.9871051.103

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 3.9%
AT&T, Inc.	1,483,144	$55,795,877
CenturyLink, Inc.	220,169	3,007,509
GCI Liberty, Inc. (a)	20,009	1,464,259
Verizon Communications, Inc.	840,697	49,971,030
		110,238,675
Entertainment - 2.2%
Activision Blizzard, Inc.	145,550	8,511,764
Cinemark Holdings, Inc.	21,448	675,826
Electronic Arts, Inc. (a)	5,724	617,734
Lions Gate Entertainment Corp.:
Class A (a)(b)	11,837	117,541
Class B (a)	21,673	202,209
Take-Two Interactive Software, Inc. (a)	12,208	1,521,605
The Madison Square Garden Co. (a)	3,390	1,004,084
The Walt Disney Co.	354,656	49,052,471
Zynga, Inc. (a)	135,152	813,615
		62,516,849
Interactive Media & Services - 0.1%
IAC/InterActiveCorp (a)	6,334	1,542,899
TripAdvisor, Inc.	2,071	56,580
Zillow Group, Inc.:
Class A (a)(b)	11,420	527,604
Class C (a)(b)	25,466	1,176,784
		3,303,867
Media - 1.8%
CBS Corp.:
Class A	1,559	59,211
Class B	48,546	1,656,875
Charter Communications, Inc. Class A (a)(b)	12,840	6,644,186
Comcast Corp. Class A	484,940	20,944,559
Discovery Communications, Inc.:
Class A (a)(b)	31,102	910,045
Class C (non-vtg.) (a)	69,177	1,921,045
DISH Network Corp. Class A (a)	52,810	1,941,296
Fox Corp.:
Class A	64,693	2,398,816
Class B	29,256	1,062,870
Interpublic Group of Companies, Inc.	71,293	1,618,351
John Wiley & Sons, Inc. Class A	8,793	383,551
Liberty Broadband Corp.:
Class A (a)	5,099	670,977
Class C (a)	21,229	2,821,971
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	38,797	1,815,312
Liberty Media Class A (a)	6,500	289,575
Liberty SiriusXM Series A (a)	16,869	819,327
Liberty SiriusXM Series C (a)	31,613	1,549,669
News Corp.:
Class A	77,702	1,058,301
Class B	25,359	354,265
Nexstar Broadcasting Group, Inc. Class A	2,053	248,721
Omnicom Group, Inc.	20,554	1,547,922
Sinclair Broadcast Group, Inc. Class A	841	25,163
The New York Times Co. Class A (b)	26,382	844,488
		51,586,496
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)	112,922	493,469
T-Mobile U.S., Inc. (a)	30,532	2,417,829
Telephone & Data Systems, Inc.	20,120	456,322
U.S. Cellular Corp. (a)	2,973	95,195
		3,462,815

TOTAL COMMUNICATION SERVICES		231,108,702

CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.3%
Aptiv PLC	48,664	4,126,221
BorgWarner, Inc.	41,981	1,439,528
Gentex Corp.	51,307	1,527,409
Lear Corp.	12,411	1,528,787
The Goodyear Tire & Rubber Co.	46,512	610,703
		9,232,648
Automobiles - 0.6%
Ford Motor Co.	794,112	7,004,068
General Motors Co.	252,041	8,415,649
Harley-Davidson, Inc.(b)	30,861	1,030,757
Thor Industries, Inc. (b)	10,773	867,442
		17,317,916
Distributors - 0.2%
Genuine Parts Co.	28,636	2,679,471
LKQ Corp. (a)	53,624	1,752,700
		4,432,171
Diversified Consumer Services - 0.2%
Frontdoor, Inc. (a)	17,265	735,144
Graham Holdings Co.	839	460,796
Grand Canyon Education, Inc. (a)	8,675	679,079
H&R Block, Inc.	34,414	798,405
Service Corp. International	23,135	1,109,323
ServiceMaster Global Holdings, Inc. (a)	23,047	830,844
		4,613,591
Hotels, Restaurants & Leisure - 1.8%
ARAMARK Holdings Corp.	49,711	2,194,244
Caesars Entertainment Corp. (a)	116,953	1,598,748
Carnival Corp.	80,602	3,508,605
Choice Hotels International, Inc.	3,788	379,558
Dunkin' Brands Group, Inc.	1,077	84,103
Extended Stay America, Inc. unit	36,182	467,471
Hilton Grand Vacations, Inc. (a)	14,890	475,140
Hyatt Hotels Corp. Class A	7,292	616,466
International Game Technology PLC	19,960	269,260
Las Vegas Sands Corp.	36,096	2,357,430
McDonald's Corp.	128,434	27,481,023
MGM Mirage, Inc.	92,873	2,884,635
Norwegian Cruise Line Holdings Ltd. (a)	34,405	1,852,709
Royal Caribbean Cruises Ltd.	34,721	4,065,135
Six Flags Entertainment Corp.	14,525	553,838
Vail Resorts, Inc.	844	197,926
Wyndham Destinations, Inc.	18,325	889,312
Wyndham Hotels & Resorts, Inc.	13,247	757,331
Wynn Resorts Ltd.	3,408	429,953
Yum China Holdings, Inc.	14,013	603,540
Yum! Brands, Inc.	6,873	726,957
		52,393,384
Household Durables - 0.7%
D.R. Horton, Inc.	68,156	4,034,835
Garmin Ltd.	29,406	2,850,912
Leggett & Platt, Inc.	26,613	1,266,513
Lennar Corp.:
Class A	33,012	2,190,676
Class B	1,636	85,906
Mohawk Industries, Inc. (a)	12,009	1,581,345
Newell Brands, Inc.	77,095	1,505,665
PulteGroup, Inc.	51,044	2,279,115
Toll Brothers, Inc.	26,380	1,170,217
Whirlpool Corp.	12,577	1,838,380
		18,803,564
Internet & Direct Marketing Retail - 0.0%
Expedia, Inc.	3,633	393,999
Liberty Interactive Corp. QVC Group Series A (a)	77,234	658,806
		1,052,805
Leisure Products - 0.1%
Brunswick Corp.	16,249	1,021,250
Mattel, Inc. (a)(b)	21,649	316,725
Polaris, Inc.	1,144	105,065
		1,443,040
Multiline Retail - 0.5%
Dollar General Corp.	3,118	478,332
Dollar Tree, Inc. (a)	21,978	1,913,624
Kohl's Corp.	32,333	1,382,236
Macy's, Inc. (b)	62,113	990,702
Target Corp.	95,844	10,613,765
		15,378,659
Specialty Retail - 1.3%
Advance Auto Parts, Inc.	10,269	1,352,941
AutoNation, Inc. (a)	10,739	455,763
Best Buy Co., Inc.	36,292	3,073,569
CarMax, Inc. (a)(b)	17,598	1,707,710
Dick's Sporting Goods, Inc. (b)	12,751	563,977
Foot Locker, Inc.	21,718	824,632
Gap, Inc.	43,448	756,430
L Brands, Inc.	39,093	905,394
Penske Automotive Group, Inc.	6,873	322,825
The Home Depot, Inc.	96,272	21,959,643
Tiffany & Co., Inc.	24,489	3,282,016
Urban Outfitters, Inc. (a)	13,752	352,051
Williams-Sonoma, Inc.	12,999	910,970
		36,467,921
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd. (a)	16,639	498,504
Carter's, Inc.	4,905	520,273
Columbia Sportswear Co.	2,097	196,950
Hanesbrands, Inc.	16,303	224,329
PVH Corp.	15,012	1,308,596
Ralph Lauren Corp.	10,025	1,137,838
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	16,886	631,368
Tapestry, Inc.	56,267	1,450,001
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	12,880	259,918
Class C (non-vtg.) (a)	13,174	236,605
		6,464,382

TOTAL CONSUMER DISCRETIONARY		167,600,081

CONSUMER STAPLES - 9.0%
Beverages - 1.1%
Brown-Forman Corp.:
Class A	543	34,899
Class B (non-vtg.)	2,366	160,036
Constellation Brands, Inc. Class A (sub. vtg.)	32,197	6,062,695
Keurig Dr. Pepper, Inc.	41,574	1,186,106
Molson Coors Beverage Co. Class B	35,460	1,970,867
PepsiCo, Inc.	45,454	6,455,377
The Coca-Cola Co.	247,523	14,455,343
		30,325,323
Food & Staples Retailing - 1.7%
Casey's General Stores, Inc.	5,517	887,465
Grocery Outlet Holding Corp. (b)	5,273	172,638
Kroger Co.	161,480	4,337,353
Sprouts Farmers Market LLC (a)	12,415	194,046
U.S. Foods Holding Corp. (a)	44,416	1,784,191
Walgreens Boots Alliance, Inc.	153,154	7,787,881
Walmart, Inc.	285,207	32,653,349
		47,816,923
Food Products - 2.0%
Archer Daniels Midland Co.	113,114	5,062,983
Beyond Meat, Inc. (b)	9,620	1,062,240
Bunge Ltd.	28,028	1,469,508
Campbell Soup Co.	14,685	710,607
Conagra Brands, Inc.	97,909	3,223,164
Flowers Foods, Inc.	39,176	843,459
General Mills, Inc.	121,655	6,352,824
Hormel Foods Corp.	56,387	2,664,850
Ingredion, Inc.	13,611	1,197,768
Kellogg Co.	30,753	2,097,662
Lamb Weston Holdings, Inc.	21,982	2,007,176
McCormick & Co., Inc. (non-vtg.)	8,791	1,436,186
Mondelez International, Inc.	288,618	16,560,901
Pilgrim's Pride Corp. (a)	6,916	180,162
Post Holdings, Inc. (a)	7,182	751,022
Seaboard Corp.	51	196,636
The Hain Celestial Group, Inc. (a)	16,678	403,774
The Hershey Co.	3,694	573,198
The J.M. Smucker Co.	22,323	2,312,886
The Kraft Heinz Co.	126,961	3,707,261
TreeHouse Foods, Inc. (a)	9,275	413,665
Tyson Foods, Inc. Class A	58,390	4,824,766
		58,052,698
Household Products - 2.9%
Clorox Co.	4,675	735,424
Colgate-Palmolive Co.	170,851	12,605,387
Energizer Holdings, Inc.	12,654	585,374
Kimberly-Clark Corp.	69,376	9,937,418
Procter & Gamble Co.	472,944	58,938,281
Spectrum Brands Holdings, Inc.	8,348	512,651
		83,314,535
Personal Products - 0.1%
Coty, Inc. Class A	58,079	595,891
Herbalife Nutrition Ltd. (a)	16,950	658,508
Nu Skin Enterprises, Inc. Class A	10,935	356,372
		1,610,771
Tobacco - 1.2%
Altria Group, Inc.	194,576	9,248,197
Philip Morris International, Inc.	315,694	26,107,894
		35,356,091

TOTAL CONSUMER STAPLES		256,476,341

ENERGY - 7.4%
Energy Equipment & Services - 0.7%
Apergy Corp. (a)	15,319	396,149
Baker Hughes, A GE Co. Class A	132,277	2,865,120
Halliburton Co.	176,301	3,845,125
Helmerich & Payne, Inc.	21,502	871,906
National Oilwell Varco, Inc.	78,723	1,622,481
Patterson-UTI Energy, Inc.	38,048	302,101
Schlumberger Ltd.	281,755	9,441,610
Transocean Ltd. (United States) (a)(b)	115,430	526,361
		19,870,853
Oil, Gas & Consumable Fuels - 6.7%
Antero Midstream GP LP (b)	50,941	256,743
Antero Resources Corp. (a)(b)	53,477	98,932
Apache Corp.	76,342	2,094,824
Cabot Oil & Gas Corp.	30,082	423,855
Centennial Resource Development, Inc. Class A (a)	38,136	124,323
Cheniere Energy, Inc. (a)	19,954	1,182,075
Chesapeake Energy Corp. (a)(b)	257,176	131,623
Chevron Corp.	387,266	41,491,679
Cimarex Energy Co.	20,099	882,145
Concho Resources, Inc.	40,229	3,048,554
ConocoPhillips Co.	223,161	13,262,458
Continental Resources, Inc.	17,179	467,612
Devon Energy Corp.	78,083	1,695,963
Diamondback Energy, Inc.	25,813	1,920,487
EOG Resources, Inc.	117,931	8,598,349
EQT Corp.	50,430	305,102
Equitrans Midstream Corp.	36,503	352,984
Exxon Mobil Corp.	859,964	53,420,964
Hess Corp.	54,599	3,088,665
HollyFrontier Corp.	30,080	1,351,194
Kinder Morgan, Inc.	396,199	8,268,673
Kosmos Energy Ltd.	72,293	369,417
Marathon Oil Corp.	163,717	1,861,462
Marathon Petroleum Corp.	130,710	7,123,695
Murphy Oil Corp.	30,017	629,156
Noble Energy, Inc.	96,389	1,905,611
Occidental Petroleum Corp.	181,927	7,226,140
ONEOK, Inc.	56,853	4,256,584
Parsley Energy, Inc. Class A	25,537	424,936
PBF Energy, Inc. Class A	23,817	650,204
Phillips 66 Co.	91,104	8,324,172
Pioneer Natural Resources Co.	19,229	2,595,915
Range Resources Corp. (b)	41,149	123,447
Targa Resources Corp.	46,509	1,697,579
The Williams Companies, Inc.	246,583	5,101,802
Valero Energy Corp.	83,268	7,020,325
WPX Energy, Inc. (a)	83,089	992,914
		192,770,563

TOTAL ENERGY		212,641,416

FINANCIALS - 23.6%
Banks - 10.6%
Associated Banc-Corp.	31,509	627,974
Bank of America Corp.	1,652,967	54,266,907
Bank of Hawaii Corp.	8,019	718,502
Bank OZK	24,295	660,338
BankUnited, Inc.	18,771	619,443
BB&T Corp.	271,849	14,019,253
BOK Financial Corp.	6,442	508,274
CIT Group, Inc.	17,353	793,206
Citigroup, Inc.	443,314	32,986,995
Citizens Financial Group, Inc.	88,610	3,303,381
Comerica, Inc.	27,664	1,691,930
Commerce Bancshares, Inc.	21,397	1,447,721
Cullen/Frost Bankers, Inc.	11,316	1,008,935
East West Bancorp, Inc.	29,697	1,361,310
Fifth Third Bancorp	144,339	4,106,445
First Citizens Bancshares, Inc.	1,400	737,548
First Hawaiian, Inc.	26,287	763,900
First Horizon National Corp.	61,732	987,712
First Republic Bank	27,687	3,069,935
FNB Corp., Pennsylvania	64,952	757,990
Huntington Bancshares, Inc.	209,536	2,843,404
JPMorgan Chase & Co.	633,396	83,836,295
KeyCorp	199,824	3,738,707
M&T Bank Corp.	26,665	4,493,586
PacWest Bancorp	23,497	823,570
Peoples United Financial, Inc.	88,611	1,366,382
Pinnacle Financial Partners, Inc.	15,095	891,511
PNC Financial Services Group, Inc.	88,881	13,203,273
Popular, Inc.	19,521	1,092,395
Prosperity Bancshares, Inc.	16,281	1,142,926
Regions Financial Corp.	197,044	3,067,975
Signature Bank	5,387	764,361
Sterling Bancorp	40,124	802,480
SVB Financial Group (a)	9,804	2,356,195
Synovus Financial Corp.	25,942	908,489
TCF Financial Corp.	31,008	1,311,018
Texas Capital Bancshares, Inc. (a)	9,973	548,116
U.S. Bancorp	290,560	15,463,603
Umpqua Holdings Corp.	44,197	746,929
Webster Financial Corp.	18,367	823,944
Wells Fargo & Co.	774,157	36,338,930
Western Alliance Bancorp.	17,029	940,512
Wintrust Financial Corp.	11,271	713,229
Zions Bancorp NA	34,340	1,562,127
		304,217,656
Capital Markets - 3.8%
Affiliated Managers Group, Inc.	9,837	785,484
Ameriprise Financial, Inc.	22,157	3,664,989
Bank of New York Mellon Corp.	166,643	7,462,274
BGC Partners, Inc. Class A	58,730	338,872
BlackRock, Inc. Class A	24,049	12,682,240
Cboe Global Markets, Inc.	16,912	2,083,897
Charles Schwab Corp.	93,614	4,264,118
CME Group, Inc.	71,894	15,608,906
E*TRADE Financial Corp.	37,587	1,601,958
Eaton Vance Corp. (non-vtg.)	22,071	1,009,748
Evercore, Inc. Class A	5,018	384,479
Franklin Resources, Inc.	56,363	1,425,984
Goldman Sachs Group, Inc.	64,707	15,384,089
Interactive Brokers Group, Inc.	10,853	510,091
Intercontinental Exchange, Inc.	67,113	6,693,851
Invesco Ltd.	77,865	1,347,065
Janus Henderson Group PLC	31,607	798,709
Lazard Ltd. Class A	12,768	535,745
Legg Mason, Inc.	17,166	672,049
Morgan Stanley	236,383	12,353,376
Northern Trust Corp.	39,563	3,869,657
Raymond James Financial, Inc.	19,409	1,774,565
SEI Investments Co.	13,401	874,549
State Street Corp.	73,705	5,574,309
T. Rowe Price Group, Inc.	32,924	4,396,342
TD Ameritrade Holding Corp.	7,003	332,502
The NASDAQ OMX Group, Inc.	23,259	2,708,743
Virtu Financial, Inc. Class A	5,598	93,431
		109,232,022
Consumer Finance - 1.0%
Ally Financial, Inc.	77,460	2,481,044
American Express Co.	60,131	7,809,213
Capital One Financial Corp.	94,937	9,474,713
Credit Acceptance Corp. (a)	248	106,387
Discover Financial Services	41,259	3,099,789
Navient Corp.	38,794	557,858
OneMain Holdings, Inc.	12,992	550,471
Santander Consumer U.S.A. Holdings, Inc. (b)	20,668	550,182
SLM Corp.	88,684	968,429
Synchrony Financial	95,546	3,096,646
		28,694,732
Diversified Financial Services - 3.3%
AXA Equitable Holdings, Inc.	84,512	2,029,978
Berkshire Hathaway, Inc. Class B (a)	397,266	89,158,402
Jefferies Financial Group, Inc.	53,199	1,151,226
Voya Financial, Inc.	25,478	1,521,801
		93,861,407
Insurance - 4.4%
AFLAC, Inc.	147,299	7,596,209
Alleghany Corp. (a)	2,557	2,039,617
Allstate Corp.	65,531	7,768,045
American Financial Group, Inc.	14,914	1,622,494
American International Group, Inc.	176,758	8,883,857
American National Insurance Co.	1,448	159,512
Arch Capital Group Ltd. (a)	67,050	2,960,928
Arthur J. Gallagher & Co.	29,340	3,009,404
Assurant, Inc.	12,273	1,602,363
Assured Guaranty Ltd.	18,685	856,520
Athene Holding Ltd. (a)	17,611	767,135
Axis Capital Holdings Ltd.	15,108	970,689
Brighthouse Financial, Inc. (a)	22,015	856,384
Brown & Brown, Inc.	44,927	2,017,222
Chubb Ltd.	91,463	13,901,461
Cincinnati Financial Corp.	30,841	3,236,763
CNA Financial Corp.	5,555	247,920
Erie Indemnity Co. Class A	1,681	279,887
Everest Re Group Ltd.	5,667	1,567,322
First American Financial Corp.	22,125	1,371,308
FNF Group	53,454	2,605,883
Globe Life, Inc.	21,802	2,273,077
Hanover Insurance Group, Inc.	7,993	1,107,670
Hartford Financial Services Group, Inc.	72,958	4,324,950
Kemper Corp.	10,453	777,912
Lincoln National Corp.	40,748	2,219,951
Loews Corp.	52,117	2,681,420
Markel Corp. (a)	2,522	2,958,230
Marsh & McLennan Companies, Inc.	12,542	1,402,948
Mercury General Corp.	5,520	270,977
MetLife, Inc.	157,875	7,847,966
Old Republic International Corp.	56,747	1,279,645
Primerica, Inc.	2,314	274,348
Principal Financial Group, Inc.	56,148	2,973,037
Progressive Corp.	79,637	6,425,910
Prudential Financial, Inc.	82,429	7,505,985
Reinsurance Group of America, Inc.	12,695	1,828,715
RenaissanceRe Holdings Ltd.	5,456	1,033,585
The Travelers Companies, Inc.	43,842	5,770,484
Unum Group	42,139	1,124,690
W.R. Berkley Corp.	29,107	2,140,238
White Mountains Insurance Group Ltd.	624	697,145
Willis Group Holdings PLC	26,154	5,526,079
		126,765,885
Mortgage Real Estate Investment Trusts - 0.4%
AGNC Investment Corp.	110,878	2,061,222
Annaly Capital Management, Inc.	292,090	2,850,798
Chimera Investment Corp.	37,399	792,859
MFA Financial, Inc.	89,626	699,083
New Residential Investment Corp.	83,468	1,397,254
Starwood Property Trust, Inc.	55,553	1,425,490
Two Harbors Investment Corp.	54,420	830,449
		10,057,155
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	70,811	976,484
New York Community Bancorp, Inc.	90,846	1,004,757
TFS Financial Corp.	10,852	221,706
		2,202,947

TOTAL FINANCIALS		675,031,804

HEALTH CARE - 13.0%
Biotechnology - 1.1%
Agios Pharmaceuticals, Inc. (a)(b)	10,712	521,996
Alexion Pharmaceuticals, Inc. (a)	10,561	1,049,658
Alkermes PLC (a)	31,516	548,694
Alnylam Pharmaceuticals, Inc. (a)	3,428	393,500
Amgen, Inc.	9,756	2,107,784
Biogen, Inc. (a)	24,038	6,462,616
bluebird bio, Inc. (a)	11,044	880,096
Exelixis, Inc. (a)	35,458	609,878
Gilead Sciences, Inc.	221,902	14,024,206
Moderna, Inc. (a)(b)	4,183	85,793
Regeneron Pharmaceuticals, Inc. (a)	13,198	4,460,132
United Therapeutics Corp. (a)	8,650	844,846
		31,989,199
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	198,356	17,284,742
Baxter International, Inc.	51,954	4,635,336
Becton, Dickinson & Co.	49,771	13,695,984
Cantel Medical Corp.	3,264	212,356
Danaher Corp.	118,517	19,065,830
Dentsply Sirona, Inc.	45,279	2,535,624
Envista Holdings Corp. (a)	10,312	305,132
Hill-Rom Holdings, Inc.	6,443	686,115
Hologic, Inc. (a)	10,521	563,084
ICU Medical, Inc. (a)	2,666	486,465
Integra LifeSciences Holdings Corp. (a)	14,281	786,026
Medtronic PLC	272,592	31,468,020
STERIS PLC	16,050	2,418,575
The Cooper Companies, Inc.	8,548	2,965,216
West Pharmaceutical Services, Inc.	3,563	555,650
Zimmer Biomet Holdings, Inc.	41,663	6,161,958
		103,826,113
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc. (a)(b)	17,510	562,596
Anthem, Inc.	36,492	9,680,598
Cardinal Health, Inc.	59,160	3,029,584
Centene Corp. (a)	16,891	1,060,924
Cigna Corp.	51,676	9,941,429
Covetrus, Inc. (a)(b)	19,575	240,773
CVS Health Corp.	263,713	17,885,016
DaVita HealthCare Partners, Inc. (a)	20,142	1,608,742
Encompass Health Corp.	9,679	745,573
HCA Holdings, Inc.	22,022	3,056,654
Henry Schein, Inc. (a)	25,973	1,790,579
Humana, Inc.	15,347	5,160,275
Laboratory Corp. of America Holdings (a)	18,475	3,240,515
McKesson Corp.	32,561	4,643,524
MEDNAX, Inc. (a)	16,266	375,257
Molina Healthcare, Inc. (a)	2,739	336,815
Premier, Inc. (a)	12,328	428,645
Quest Diagnostics, Inc.	27,262	3,017,086
Universal Health Services, Inc. Class B	15,907	2,181,009
		68,985,594
Health Care Technology - 0.0%
Change Healthcare, Inc. (b)	4,958	76,948
Life Sciences Tools & Services - 0.7%
Adaptive Biotechnologies Corp.	867	25,928
Agilent Technologies, Inc.	56,953	4,702,040
Avantor, Inc.	18,419	340,199
Bio-Rad Laboratories, Inc. Class A (a)	4,315	1,557,370
IQVIA Holdings, Inc. (a)	20,478	3,179,210
PerkinElmer, Inc.	17,541	1,622,192
QIAGEN NV (a)	44,859	1,515,337
Thermo Fisher Scientific, Inc.	25,837	8,091,890
		21,034,166
Pharmaceuticals - 5.2%
Allergan PLC	66,621	12,434,143
Bristol-Myers Squibb Co.	196,201	12,350,853
Catalent, Inc. (a)	29,523	1,803,855
Elanco Animal Health, Inc. (a)	80,316	2,481,764
Horizon Pharma PLC (a)	33,461	1,154,070
Jazz Pharmaceuticals PLC (a)	1,269	181,911
Johnson & Johnson	458,161	68,206,428
Merck & Co., Inc.	26,931	2,300,985
Mylan NV (a)	104,174	2,231,407
Nektar Therapeutics (a)(b)	28,528	567,422
Perrigo Co. PLC	25,594	1,459,882
Pfizer, Inc.	1,130,303	42,092,484
		147,265,204

TOTAL HEALTH CARE		373,177,224

INDUSTRIALS - 9.8%
Aerospace & Defense - 1.9%
Arconic, Inc.	78,073	2,338,286
BWX Technologies, Inc. (b)	4,812	305,995
Curtiss-Wright Corp.	8,665	1,260,151
General Dynamics Corp.	48,297	8,473,226
Harris Corp.	22,280	4,931,232
Hexcel Corp.	1,104	81,939
Huntington Ingalls Industries, Inc.	1,654	431,694
Raytheon Co.	21,574	4,766,560
Spirit AeroSystems Holdings, Inc. Class A	2,096	136,911
Teledyne Technologies, Inc. (a)	7,250	2,646,685
Textron, Inc.	46,850	2,151,821
TransDigm Group, Inc.	1,878	1,208,080
United Technologies Corp.	164,712	24,739,742
		53,472,322
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	6,306	455,419
Expeditors International of Washington, Inc.	9,968	728,063
FedEx Corp.	49,035	7,092,422
XPO Logistics, Inc. (a)	7,702	684,862
		8,960,766
Airlines - 0.5%
Alaska Air Group, Inc.	13,178	851,167
American Airlines Group, Inc.	71,824	1,927,756
Copa Holdings SA Class A	6,311	618,226
Delta Air Lines, Inc.	93,358	5,203,775
JetBlue Airways Corp. (a)	53,532	1,061,540
Southwest Airlines Co.	38,903	2,138,887
United Continental Holdings, Inc. (a)	36,707	2,745,684
		14,547,035
Building Products - 0.5%
A.O. Smith Corp.	22,776	972,307
Allegion PLC	4,574	591,510
Fortune Brands Home & Security, Inc.	19,333	1,328,370
Johnson Controls International PLC	157,991	6,232,745
Lennox International, Inc.	602	140,254
Masco Corp.	57,939	2,753,261
Owens Corning	21,857	1,322,130
Resideo Technologies, Inc. (a)	24,865	253,126
		13,593,703
Commercial Services & Supplies - 0.3%
ADT, Inc. (b)	21,629	134,100
Clean Harbors, Inc. (a)	10,357	851,553
IAA Spinco, Inc. (a)	2,335	110,352
KAR Auction Services, Inc.	2,141	45,004
Republic Services, Inc.	40,519	3,851,331
Stericycle, Inc. (a)	18,170	1,138,896
Waste Management, Inc.	18,809	2,289,055
		8,420,291
Construction & Engineering - 0.2%
AECOM (a)	31,745	1,531,061
Fluor Corp.	28,022	501,314
Jacobs Engineering Group, Inc.	26,811	2,480,822
Quanta Services, Inc.	21,915	857,972
Valmont Industries, Inc.	4,240	602,334
		5,973,503
Electrical Equipment - 0.7%
Acuity Brands, Inc.	5,946	700,855
AMETEK, Inc.	9,468	919,816
Eaton Corp. PLC	83,841	7,920,459
Emerson Electric Co.	113,403	8,123,057
GrafTech International Ltd.	12,626	135,477
Hubbell, Inc. Class B	4,902	702,113
nVent Electric PLC	30,360	755,964
Regal Beloit Corp.	8,162	640,391
Sensata Technologies, Inc. PLC (a)	18,504	874,684
		20,772,816
Industrial Conglomerates - 1.6%
3M Co.	26,733	4,241,458
Carlisle Companies, Inc.	1,521	237,626
General Electric Co.	1,757,802	21,884,635
Honeywell International, Inc.	74,759	12,949,754
Roper Technologies, Inc.	17,576	6,708,056
		46,021,529
Machinery - 2.2%
AGCO Corp.	12,601	883,834
Caterpillar, Inc.	100,374	13,184,125
Colfax Corp. (a)	18,600	653,976
Crane Co.	10,253	876,221
Cummins, Inc.	30,365	4,857,489
Deere & Co.	56,861	9,017,017
Dover Corp.	16,531	1,882,054
Flowserve Corp.	20,642	963,569
Fortive Corp.	46,562	3,488,891
Gardner Denver Holdings, Inc. (a)	26,507	935,962
Gates Industrial Corp. PLC (a)(b)	8,914	111,158
IDEX Corp.	7,671	1,256,893
Ingersoll-Rand PLC	2,849	379,572
ITT, Inc.	17,864	1,198,317
Lincoln Electric Holdings, Inc.	664	59,216
Nordson Corp.	1,035	174,770
Oshkosh Corp.	13,836	1,190,449
PACCAR, Inc.	68,844	5,108,913
Parker Hannifin Corp.	25,999	5,087,744
Pentair PLC	34,045	1,461,552
Snap-On, Inc.	11,038	1,761,996
Stanley Black & Decker, Inc.	30,767	4,902,106
Timken Co.	13,570	712,832
Trinity Industries, Inc. (b)	20,193	410,524
WABCO Holdings, Inc. (a)	1,682	228,163
Westinghouse Air Brake Co.	26,310	1,943,257
Woodward, Inc.	2,017	234,597
		62,965,197
Marine - 0.0%
Kirby Corp. (a)	11,930	874,350
Professional Services - 0.2%
Equifax, Inc.	3,686	552,531
IHS Markit Ltd.	29,745	2,345,691
Manpower, Inc.	11,963	1,094,495
Nielsen Holdings PLC	63,400	1,293,360
		5,286,077
Road& Rail - 1.2%
AMERCO	1,784	662,346
CSX Corp.	96,922	7,399,025
J.B. Hunt Transport Services, Inc.	12,005	1,295,700
Kansas City Southern	20,043	3,381,054
Knight-Swift Transportation Holdings, Inc. Class A	25,115	931,264
Landstar System, Inc.	751	83,173
Lyft, Inc.	34,502	1,638,155
Norfolk Southern Corp.	45,858	9,548,094
Old Dominion Freight Lines, Inc.	7,601	1,491,544
Ryder System, Inc.	10,477	499,962
Schneider National, Inc. Class B	11,011	245,215
Uber Technologies, Inc.	171,709	6,231,320
		33,406,852
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	19,626	842,740
Fastenal Co.	10,935	381,413
HD Supply Holdings, Inc. (a)	33,827	1,378,112
MSC Industrial Direct Co., Inc. Class A	8,853	602,624
United Rentals, Inc. (a)	4,398	596,765
Univar, Inc. (a)	34,010	732,916
Watsco, Inc.	6,608	1,149,263
WESCO International, Inc. (a)	8,256	399,673
		6,083,506
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	14,946	659,268

TOTAL INDUSTRIALS		281,037,215

INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 0.2%
Ciena Corp. (a)	31,531	1,282,366
CommScope Holding Co., Inc. (a)	38,543	469,646
EchoStar Holding Corp. Class A (a)	9,893	394,780
F5 Networks, Inc. (a)	883	107,832
Juniper Networks, Inc.	67,834	1,556,112
Motorola Solutions, Inc.	9,080	1,607,160
ViaSat, Inc. (a)	11,366	723,446
		6,141,342
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	16,540	1,256,048
Avnet, Inc.	20,098	733,376
Coherent, Inc. (a)	4,808	679,995
Corning, Inc.	105,369	2,812,299
Dolby Laboratories, Inc. Class A	11,115	770,714
FLIR Systems, Inc.	24,874	1,282,006
IPG Photonics Corp. (a)	6,627	846,069
Jabil, Inc.	23,481	913,176
Littelfuse, Inc.	4,745	839,438
National Instruments Corp.	25,096	1,120,034
SYNNEX Corp.	8,401	1,157,322
Trimble, Inc. (a)	42,414	1,803,443
		14,213,920
IT Services - 1.3%
Akamai Technologies, Inc. (a)	2,705	252,512
Alliance Data Systems Corp.	7,203	740,396
Amdocs Ltd.	27,447	1,974,812
CACI International, Inc. Class A (a)	4,995	1,335,863
Cognizant Technology Solutions Corp. Class A	103,059	6,325,761
CoreLogic, Inc.	15,283	710,660
DXC Technology Co.	52,082	1,660,374
Fidelity National Information Services, Inc.	48,050	6,902,863
IBM Corp.	71,161	10,227,971
Jack Henry & Associates, Inc.	1,828	273,359
Leidos Holdings, Inc.	27,041	2,716,809
Sabre Corp.	45,563	981,427
The Western Union Co.	66,331	1,784,304
VeriSign, Inc. (a)	6,587	1,371,018
		37,258,129
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	64,609	7,090,838
Applied Materials, Inc.	86,881	5,038,229
Cree, Inc. (a)	20,047	931,985
Cypress Semiconductor Corp.	74,449	1,736,895
First Solar, Inc. (a)	16,766	831,258
Intel Corp.	884,333	56,535,409
Lam Research Corp.	3,571	1,064,908
Marvell Technology Group Ltd.	134,706	3,238,332
Maxim Integrated Products, Inc.	34,429	2,069,871
Microchip Technology, Inc.	33,858	3,300,478
Micron Technology, Inc. (a)	224,633	11,925,766
MKS Instruments, Inc.	10,993	1,152,286
ON Semiconductor Corp. (a)	82,916	1,919,505
Qorvo, Inc. (a)	23,527	2,490,568
Skyworks Solutions, Inc.	32,795	3,710,754
		103,037,082
Software - 0.3%
2U, Inc. (a)(b)	7,113	140,909
Autodesk, Inc. (a)	10,222	2,012,201
Cerence, Inc. (a)	7,201	153,741
Ceridian HCM Holding, Inc. (a)	3,572	261,792
Citrix Systems, Inc.	2,743	332,506
Dynatrace, Inc.	2,276	71,262
LogMeIn, Inc.	9,632	828,063
Medallia, Inc.	648	18,287
Nortonlifelock, Inc.	117,526	3,340,089
Nuance Communications, Inc. (a)	58,199	1,101,125
SolarWinds, Inc. (a)(b)	6,249	118,231
SS&C Technologies Holdings, Inc.	4,299	270,880
		8,649,086
Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies, Inc. (a)	8,355	407,473
Hewlett Packard Enterprise Co.	264,736	3,687,772
HP, Inc.	285,585	6,088,672
Western Digital Corp.	60,404	3,956,462
Xerox Holdings Corp.	36,436	1,296,029
		15,436,408

TOTAL INFORMATION TECHNOLOGY		184,735,967

MATERIALS - 4.0%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	38,320	9,147,367
Albemarle Corp. U.S. (b)	21,385	1,716,788
Ashland Global Holdings, Inc. (b)	12,276	908,178
Axalta Coating Systems Ltd. (a)	29,047	836,844
Cabot Corp.	11,309	450,664
Celanese Corp. Class A	24,467	2,532,335
CF Industries Holdings, Inc.	39,861	1,605,601
Corteva, Inc.	152,347	4,405,875
Dow, Inc.	152,144	7,009,274
DuPont de Nemours, Inc.	150,696	7,712,621
Eastman Chemical Co.	27,873	1,986,509
Element Solutions, Inc. (a)	26,962	315,455
FMC Corp.	26,223	2,506,657
Huntsman Corp.	43,490	894,154
International Flavors & Fragrances, Inc.	21,676	2,841,940
Linde PLC	109,063	22,153,967
LyondellBasell Industries NV Class A	54,005	4,204,829
NewMarket Corp.	101	44,402
Olin Corp.	32,023	476,182
PPG Industries, Inc.	32,312	3,872,270
RPM International, Inc.	21,762	1,553,154
The Chemours Co. LLC	33,058	458,514
The Mosaic Co.	70,388	1,396,498
Valvoline, Inc.	37,928	799,522
Westlake Chemical Corp.	7,040	430,848
		80,260,448
Construction Materials - 0.1%
Eagle Materials, Inc.	1,491	135,934
Martin Marietta Materials, Inc.	8,776	2,315,109
Vulcan Materials Co.	2,172	307,620
		2,758,663
Containers & Packaging - 0.5%
Aptargroup, Inc.	7,812	902,364
Ardagh Group SA	3,898	74,374
Avery Dennison Corp.	1,067	140,033
Berry Global Group, Inc. (a)	16,270	691,800
Crown Holdings, Inc. (a)	11,062	818,920
Graphic Packaging Holding Co.	58,139	908,713
International Paper Co.	79,709	3,245,750
O-I Glass, Inc.	31,144	393,037
Packaging Corp. of America	19,042	1,823,272
Sealed Air Corp.	28,934	1,027,157
Silgan Holdings, Inc.	15,436	476,355
Sonoco Products Co.	20,297	1,159,771
WestRock Co.	51,867	2,022,813
		13,684,359
Metals & Mining - 0.6%
Alcoa Corp. (a)	37,177	518,619
Freeport-McMoRan, Inc.	293,334	3,256,007
Newmont Corp.	165,874	7,474,282
Nucor Corp.	62,005	2,944,617
Reliance Steel & Aluminum Co.	13,208	1,516,278
Royal Gold, Inc.	9,059	1,044,684
Southern Copper Corp.	4,651	175,250
Steel Dynamics, Inc.	41,973	1,254,153
United States Steel Corp.	34,553	313,396
		18,497,286
Paper & Forest Products - 0.0%
Domtar Corp.	11,458	398,968

TOTAL MATERIALS		115,599,724

REAL ESTATE - 5.3%
Equity Real Estate Investment Trusts (REITs) - 5.2%
Alexandria Real Estate Equities, Inc.	23,059	3,763,229
American Campus Communities, Inc.	27,883	1,278,993
American Homes 4 Rent Class A	29,386	803,119
Apartment Investment & Management Co. Class A	30,073	1,585,148
Apple Hospitality (REIT), Inc.	42,412	637,028
AvalonBay Communities, Inc.	28,227	6,116,509
Boston Properties, Inc.	31,298	4,486,568
Brandywine Realty Trust (SBI)	40,835	637,843
Brixmor Property Group, Inc.	60,360	1,204,786
Camden Property Trust (SBI)	18,934	2,128,750
Colony Capital, Inc.	89,976	420,188
Columbia Property Trust, Inc.	23,102	487,452
CoreSite Realty Corp.	1,654	194,262
Corporate Office Properties Trust (SBI)	22,421	667,473
Cousins Properties, Inc.	29,233	1,196,507
CubeSmart	39,080	1,237,664
CyrusOne, Inc.	22,511	1,369,794
Digital Realty Trust, Inc.	42,169	5,186,365
Douglas Emmett, Inc.	33,320	1,382,780
Duke Realty Corp.	74,524	2,705,966
Empire State Realty Trust, Inc.	29,664	402,244
EPR Properties	15,889	1,133,998
Equity Commonwealth	24,142	791,616
Equity Residential (SBI)	74,664	6,203,085
Essex Property Trust, Inc.	13,257	4,106,488
Extra Space Storage, Inc.	4,782	529,272
Federal Realty Investment Trust (SBI)	15,161	1,895,428
Gaming & Leisure Properties	41,006	1,937,739
HCP, Inc.	99,478	3,580,213
Healthcare Trust of America, Inc.	41,408	1,326,298
Highwoods Properties, Inc. (SBI)	20,507	1,027,606
Hospitality Properties Trust (SBI)	32,503	701,415
Host Hotels & Resorts, Inc.	144,409	2,359,643
Hudson Pacific Properties, Inc.	30,989	1,126,140
Invitation Homes, Inc.	108,431	3,412,324
Iron Mountain, Inc.	51,422	1,625,449
JBG SMITH Properties	24,545	995,300
Kilroy Realty Corp.	21,108	1,742,888
Kimco Realty Corp.	82,025	1,562,576
Liberty Property Trust (SBI)	31,607	1,980,179
Life Storage, Inc.	9,329	1,055,856
Medical Properties Trust, Inc.	104,503	2,314,741
Mid-America Apartment Communities, Inc.	23,003	3,156,242
National Retail Properties, Inc.	34,775	1,947,400
Omega Healthcare Investors, Inc.	44,178	1,853,267
Outfront Media, Inc.	24,329	723,544
Paramount Group, Inc.	39,423	554,287
Park Hotels & Resorts, Inc.	48,772	1,070,058
Prologis, Inc.	127,408	11,833,655
Public Storage	7,285	1,630,092
Rayonier, Inc.	26,095	792,766
Realty Income Corp.	66,146	5,186,508
Regency Centers Corp.	33,817	2,098,007
Retail Properties America, Inc.	42,750	519,413
Simon Property Group, Inc.	7,057	939,640
SITE Centers Corp.	30,221	384,109
SL Green Realty Corp.	16,068	1,478,899
Spirit Realty Capital, Inc.	20,159	1,063,992
Store Capital Corp.	43,495	1,707,179
Sun Communities, Inc.	13,943	2,261,136
Taubman Centers, Inc.	11,645	307,661
The Macerich Co.	28,178	628,651
UDR, Inc.	55,834	2,675,007
Ventas, Inc.	75,605	4,374,505
VEREIT, Inc.	217,194	2,119,813
VICI Properties, Inc.	93,607	2,508,668
Vornado Realty Trust	35,056	2,305,633
Weingarten Realty Investors (SBI)	24,331	708,032
Welltower, Inc.	82,231	6,982,234
Weyerhaeuser Co.	151,205	4,377,385
WP Carey, Inc.	34,715	2,920,226
		148,408,931
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	42,979	2,623,868
Howard Hughes Corp. (a)	5,505	669,848
Jones Lang LaSalle, Inc.	9,166	1,556,570
		4,850,286

TOTAL REAL ESTATE		153,259,217

UTILITIES - 7.2%
Electric Utilities - 4.4%
Alliant Energy Corp.	49,227	2,922,115
American Electric Power Co., Inc.	100,150	10,437,633
Avangrid, Inc.	11,339	603,915
Duke Energy Corp.	147,859	14,435,474
Edison International	71,059	5,439,566
Entergy Corp.	40,280	5,297,626
Evergy, Inc.	46,112	3,327,442
Eversource Energy	65,703	6,073,585
Exelon Corp.	196,986	9,374,564
FirstEnergy Corp.	109,533	5,563,181
Hawaiian Electric Industries, Inc.	21,704	1,061,543
IDACORP, Inc.	10,461	1,173,620
NextEra Energy, Inc.	99,092	26,576,474
OGE Energy Corp.	40,618	1,862,335
PG&E Corp. (a)	107,548	1,635,805
Pinnacle West Capital Corp.	22,994	2,246,284
PPL Corp.	146,750	5,310,883
Southern Co.	211,113	14,862,355
Xcel Energy, Inc.	106,359	7,358,979
		125,563,379
Gas Utilities - 0.2%
Atmos Energy Corp.	23,746	2,778,994
National Fuel Gas Co.	16,370	707,020
UGI Corp.	42,524	1,768,573
		5,254,587
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	51,220	1,889,506
The AES Corp.	134,578	2,672,719
Vistra Energy Corp.	86,058	1,938,026
		6,500,251
Multi-Utilities - 2.1%
Ameren Corp.	49,708	4,078,541
CenterPoint Energy, Inc.	102,068	2,702,761
CMS Energy Corp.	57,420	3,933,844
Consolidated Edison, Inc.	67,507	6,345,658
Dominion Energy, Inc.	166,801	14,303,186
DTE Energy Co.	37,587	4,984,412
MDU Resources Group, Inc.	40,507	1,199,412
NiSource, Inc.	75,787	2,221,317
Public Service Enterprise Group, Inc.	102,391	6,061,547
Sempra Energy	57,208	9,189,893
WEC Energy Group, Inc.	63,928	6,385,768
		61,406,339
Water Utilities - 0.3%
American Water Works Co., Inc.	36,566	4,980,289
Aqua America, Inc.	43,729	2,271,284
		7,251,573

TOTAL UTILITIES		205,976,129

TOTAL COMMON STOCKS
(Cost $2,621,871,945)		2,856,643,820
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20 (c)
(Cost $199,529)	200,000	199,620
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund 1.58% (d)	16,161,152	$16,164,384
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	21,052,673	21,054,779
TOTAL MONEY MARKET FUNDS
(Cost $37,219,163)		37,219,163
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $2,659,290,637)		2,894,062,603
NET OTHER ASSETS (LIABILITIES) - (1.0)%(f)		(27,694,180)
NET ASSETS - 100%		$2,866,368,423

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	61	March 2020	$9,833,200	$92,666	$92,666

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,620.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $185,216 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$151,775
Fidelity Securities Lending Cash Central Fund	189,788
Total	$341,563

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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